United States
Securities and Exchange Commission
Washington, D.C. 20549

Form 13F

Form 13F Cover Page

Report for the Calendar Year or Quarter Ended: December 31, 2010

Check here id Amendment[ ]; Amendment Number: _______
 This amendment (Check only one.):	[ ] is a restatement.
	[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	  Academy Capital Management
Address:  500 N. Valley Mills Suite 200
	  Waco, TX 76710

Form 13F File Number:	28-05974

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager?

Name:	Robert Stovall
Title:	Operation Manager - CCO
Phone:	254-751-0555

Signature, Place, and Date of Signing:

Electronically filed in Waco, TX on February 10, 2011

Report Type (Check only once.):

[X]13F HOLDINGS REPORT, (Check here if all holdings of this reporting manager are reported in this report.)

[ ]13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).

[ ]13F COMBINATION REPORT. (Check here is a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

	Form 13F File Number	Name

28-5974 None

FORM 13F SUMMARY PAGE

Report Summary:

Number of other Included Managers:	0

Form 13F Information Table Entry Total:	38

Form 13F Information Table Value Total:	$286,109,000.00

List of Other Included Managers:


Provide a number list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manger filing this report.

[If there are no entries in this list, state ?NONE? and omit the column headings and list entries.]

	No.	Form 13F File Number	Name

	____	28-________________	None

	[Repeat as necessary.]

ORM 13F INFORMATION TABLE

                     TITLE OF             VALUE    SHRS OR  SH /PUT/  INVESTMENT   OTHER    VOTING AUTHORITY
   NAME OF INSURER     CLASS   CUSSIP    (X$1000)   PRN AMT  PRNCALL  DISCRETION  MANAGERS    SOLE    SHARED   NONE
Abbott Laboratories    com   002824100        4,776   99,696 SH          sole                  99,696       0       0
Allstate Corp          com   020002101        4,962  155,653 SH          sole                 155,653       0       0
American Express Co    com   025816109       12,133  282,683 SH          sole                 282,683       0       0
Apollo Group Inc       com   037604105       15,221  385,436 SH          sole                 385,436       0       0
Bank of America        com   060505104          172   12,917 SH          sole                  12,917       0       0
Becton Dickinson & Co  com   075887109       10,870  128,606 SH          sole                 128,606       0       0
Citigroup Inc          com   172967101       16,6963,529,801 SH          sole               3,529,801       0       0
Coca-Cola Co.          com   191216100          416    6,325 SH          sole                   6,325       0       0
Colgate Palmolive Co   com   194162103          534    6,644 SH          sole                   6,644       0       0
Comcast Corp           com   20030n200       18,239  876,463 SH          sole                 876,463       0       0
Denny's Corp           com   24869p104           50   14,000 SH          sole                  14,000       0       0
Exxon Mobil Corp       com   30231G102        3,002   41,056 SH          sole                  41,056       0       0
General Electric Co.   com   369604103          185   10,100 SH          sole                  10,100       0       0
GlaxoSmithKline        com   37733w105        5,257  134,046 SH          sole                 134,046       0       0
Health Discovery Corp  com   42218r100          1851,214,603 SH          sole               1,214,603       0       0
Hershey Foods Corp     com   427866108        4,829  102,424 SH          sole                 102,424       0       0
Intel Corp             com   458140100       15,663  744,804 SH          sole                 744,804       0       0
ITT Educational Svcs   com   45068b109        8,423  132,245 SH          sole                 132,245       0       0
Johnson & Johnson      com   478160104       14,660  237,026 SH          sole                 237,026       0       0
Legg Mason Inc         com   524901105       15,568  429,214 SH          sole                 429,214       0       0
Masco Corp             com   574599106        3,166  250,103 SH          sole                 250,103       0       0
McCormick & Co         com   579780206        5,638  121,162 SH          sole                 121,162       0       0
McGraw-Hill Co.        com   580645109       15,761  432,886 SH          sole                 432,886       0       0
Medtronic Inc          com   585055106        9,577  258,203 SH          sole                 258,203       0       0
Microsoft Corp         com   594918104       16,794  601,718 SH          sole                 601,718       0       0
Moody's Corp           com   615369105       12,092  455,597 SH          sole                 455,597       0       0
Nestle Sa              com   641069406       12,152  206,878 SH          sole                 206,878       0       0
Pepsico Inc            com   713448108        1,413   21,622 SH          sole                  21,622       0       0
Philip Morris          com   718172109        5,474   93,522 SH          sole                  93,522       0       0
Power 3 Medical        com   73936a103            6  270,000 SH          sole                 270,000       0       0
Primerica Inc.         com   74164m108        1,236   50,956 SH          sole                  50,956       0       0
Proctor & Gamble       com   742718109        9,971  154,998 SH          sole                 154,998       0       0
Sara Lee Corp          com   803111103          280   16,000 SH          sole                  16,000       0       0
Sysco Corp.            com   871829107        4,388  149,254 SH          sole                 149,254       0       0
Time Warner Cable-A    com   88732j207       10,451  158,274 SH          sole                 158,274       0       0
Travelers Cos Inc      com   89417E109        5,307   95,268 SH          sole                  95,268       0       0
Unitedhealth Group In  com   91324p102        5,153  142,697 SH          sole                 142,697       0       0
Wal-Mart Stores        com   931142103       15,410  285,743 SH          sole                 285,743       0       0